Goodwill and Identifiable Intangible Assets - Schedule of Activity Related to In Process Research and Development Projects (Detail) - Successor [Member] - USD ($) $ in Millions	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2014
Finite-lived Intangible Assets [Roll Forward]
Beginning balance	$ 1,300.0		$ 1,439.6
Ending balance	1,246.8	$ 1,439.6	1,300.0
In Process Research and Development [Member]
Finite-lived Intangible Assets [Roll Forward]
Beginning balance	5.2	25.4	15.7
Completed	(1.5)	(6.5)	(10.4)
Abandoned		(3.2)	(0.1)
Ending balance	$ 3.7	$ 15.7	$ 5.2